Organization and Summary of Significant Accounting Policies (Details 19) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Intrinsic value of stock options exercised and the fair value of stock options vested
Intrinsic value of options exercised	$ 110	$ 115	$ 529
Fair value of stock options vested	$ 315	$ 566	$ 331